Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

March 28, 2017

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Chartwell Funds
Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of The Chartwell Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), is the Trust’s initial Registration Statement on Form N-1A, including the exhibits thereto. The Trust is a statutory trust organized under the laws of the State of Delaware. In addition to the Registration Statement, the Trust has filed via EDGAR its Notification of Registration on Form N-8A.

The Trust will operate as an open-end, management investment company, and initially intends to issue six series of shares:

Berwyn Fund
Berwyn Income Fund
Chartwell Mid Cap Value Fund
Chartwell Short Duration High Yield Fund
Chartwell Small Cap Value Fund
Chartwell Small Cap Growth Fund

The Berwyn Fund, Berwyn Income Fund, Chartwell Mid Cap Value Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Value Fund are being established to serve as the surviving funds in separate proposed reorganizations of the following existing series of Investment Managers Series Trust: Berwyn Fund, Berwyn Income Fund, Berwyn Cornerstone Fund, Chartwell Short Duration High Yield Fund and Chartwell Small Cap Value Fund, respectively. The reorganizations will be conducted pursuant to a registration statement on Form N-14 to be subsequently filed with the Securities and Exchange Commission.

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Please do not hesitate to call me at (215) 564-8089, or Alan R. Gedrich at (215) 564-8050, if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Cory O. Hippler
Cory O. Hippler